Income Taxes (Details) - Schedule of reconciliation of income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of income tax rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Approved and Privileged enterprise benefits	(1.40%)	18.00%	16.00%
Goodwill impairment	(17.50%)
Stock compensation expense	(0.50%)	(21.00%)	(24.00%)
Tax contingencies	1.00%	(57.10%)	(38.40%)
Non-deductible acquisition expenses		(1.40%)	(2.30%)
Earning taxed under foreign law	(4.10%)	(14.90%)	(21.60%)
Valuation Allowance	3.10%		6.40%
Changes to the prior year’s tax assessment		(2.70%)	(15.30%)
Deferred Tax due to different tax rate	0.10%	11.20%
Non recurring Capital gain		11.50%
Withholding tax		(1.70%)
Other	(0.10%)	(2.60%)	(1.40%)
Effective income tax rate	3.60%	(48.90%)	(57.60%)